BALANCE SHEET (Unaudited) (Parenthetical)	Apr. 30, 2026 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value | $ / shares	$ 0.001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value | $ / shares	$ 0.001
Common stock, shares authorized	65,000,000
Common stock, shares issued	10,233,990
Common stock, shares outstanding	10,233,990